Equity (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Company's Corporate Structure
As of December 31, 2019, the Company’s shareholding structure is as follows:

Percentage of individual interest in outstanding capital	Number of shareholders	Total percentage of interest
Up to 1.00	1,725	12.19%
From 1.01 to 5.00	16	30.98%
From 5.01 to 10.00	2	18.34%
Over 10	2	38.49%

	1,745	100.00%